ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
ACQUISITIONS

3.                                      ACQUISITIONS

Acquisitions in 2008

Between April 1, 2008 and August 4, 2008, the Group acquired a 100% equity interest in the following entities: Peak, Aim, Golden, Goldwhite, Ahead and Century.  These six entities are investing holding companies which own six different advertising agency businesses and were acquired by the Group separately from six unrelated entities.  The purpose of the acquisitions was to leverage the blue-chip customer base of the advertising planning companies and integrate their strong sales teams into the Group’s sales network to increase value for shareholders.  The purchase price was comprised entirely of contingent consideration based on multiples ranging from 1.0 to 2.3 on the Earnings (as defined below) of the respective acquired businesses for the years ended December 31, 2008, 2009 and 2010, contingent upon the collection of the relevant revenues of respective acquired businesses (the “Earn-out Consideration”).  The Earnings represent advertising service revenues generated by the acquired business as deducted by the relevant operating costs and expenses (including media costs, business taxes and surcharges, sales and marketing expenses, general and administrative expenses, allowance for doubtful accounts) incurred by the corresponding acquired business (“Earnings”).  The Earnout Consideration is assessed quarterly and to be settled on demand.

Earn-out Consideration is accounted for as the purchase price of the acquired businesses when the contingency as stipulated in the acquisition agreements are resolved, that is when the relevant revenues of the respective acquired businesses for the years ended December 31, 2008, 2009 and 2010 are collected, by recording additional goodwill with a corresponding credit to consideration payable.

The following table summarizes the movements of the Earn-out Consideration payables:

	Peak	Aim	Golden	Goldwhite	Ahead	Century	Total
At January 1, 2010	$28,038,118	$5,295,120	$5,635,961	$6,092,346	$7,268,198	$4,874,243	$57,203,986
Additional Earn-out Consideration for 2009	—	6,405,393	2,577,464	6,330,350	5,890,039	650,285	21,853,531
Earn-out Consideration for 2010	2,309,706	983,706	495,138	1,337,715	638,150	463,174	6,227,589
Less: Cash settlements in 2010	(23,776,583)	(10,921,164)	(7,281,461)	(9,904,807)	(11,930,914)	(4,694,249)	(68,509,178)
Offset by prepayment	(6,571,241)	(1,225,057)	(1,427,102)	(3,855,604)	—	(1,271,392)	(14,350,396)

At December 31, 2010	$—	$537,998	$—	$—	$1,865,473	$22,061	$2,425,532
Additional Earn-out Consideration for 2011	—	—	—	—	1,338,072	—	1,338,072
Less: Cash settlements in 2011	—	(537,998)	—	—	(761,130)	(22,061)	(1,321,189)
Offset by prepayment	—	—	—	—	(2,442,415)	—	(2,442,415)

At December 31, 2011 and 2012	$—	$—	$—	$—	$—	$—	$—
Recorded in the balance sheet
As of December 31, 2011 and 2012 as:
- Current	$—	$—	$—	$—	$—	$—	$—
- Non-current	—	—	—	—	—	—	—

The Earn-out Consideration payable was fully settled during the year ended December 31, 2011.  Such arrangement is completed as of December 31, 2011.

Acquisition in 2010

On October 15, 2009, the Company entered into an agreement with DMG to acquire a 100% equity interest in DMG (the “DMG Acquisition”).  Prior to the acquisition, DMG through its subsidiaries and VIE, was principally engaged in selling advertising time on its out-of-home digital television networks in subway platforms in the PRC and HK.  The purpose of this acquisition is to eliminate the competition with DMG and increase the Group’s market share in selling advertisement time on mobile digital television networks in the PRC.  The acquisition was completed in January 2010.  The total fair value of consideration on the acquisition date of $166,534,458 is payable by means of cash and/or the Company’s common shares to the selling shareholders of DMG in three instalments over two years, including an initial instalment of $100,000,000 payable at the closing of the transaction.  The initial instalment of consideration consists of payment of $40,000,000 in cash (the “ First Cash Instalment”) and the delivery of 8,476,013 common shares of the Company.  The agreement specifies that the two subsequent instalments of $30,000,000 each, in which $20,000,000 will be payable in cash and $10,000,000 will be payable, at the election of the selling shareholders of DMG, either in cash or in common shares of the Company, is due on the first and second anniversaries of the closing of the transaction, which is in 2011 and 2012, respectively.  The 8,476,013 common shares issuable to the selling shareholders of DMG under the initial instalment are subject to a one-year lock-up period.  For the $10,000,000 payable in cash or in common shares of the Company in each of the two subsequent instalments, if the selling shareholders of DMG elected to receive common shares, the agreement specifies that these common shares are to be subject to a lock-up period of 3 months from the date of issuance.  The transaction cost in relation to the DMG Acquisition was approximated to $472,000 which is included in general and administrative expense for the year ended December 31, 2010.

Pursuant to the agreement, the Group placed $40,000,000 in the designated escrow account in 2009, $36,000,000 of which was subsequently released as payment for the First Cash Instalment during the year ended December 31, 2010.  The remaining deposit of $4,000,000 is expected to be released to the selling shareholders of DMG by the escrow agent when the litigation with the selling shareholders and former management of DMG as set out in Note 18(c) is completed, and is recorded in the consolidated balance sheet within prepaid expenses and other current assets (see Note 5) as of December 31, 2011 and 2012.  Upon release, the remaining deposit will be offset against the current portion of consideration payable relating to the first instalment of consideration.  The Company issued 8,476,013 new common shares in 2010 for the DMG Acquisition, 7,628,412 common shares of which have been released to the selling shareholders of DMG in 2010, while the remaining 847,601 common shares have not been released to the selling shareholders of DMG as of December 31, 2011 and 2012.

The second and third instalments of consideration with total amount of $60,000,000 and the remaining deposit of $4,000,000 for the DMG Acquisition are recorded within current portion of consideration payable on the consolidated balance sheet as of December 31, 2011 and 2012.

The Company accounted for this business combination using the acquisition method of accounting.  The following table summarizes the consideration paid for DMG Acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in DMG.

	As of	Amortization
	Acquisition date	period
Consideration
Cash (Note a)	$79,311,438
Equity instruments (8,476,013 common shares of the Company) (Note b)	67,567,386
Cash / Equity instruments (Note c)	19,655,634
Fair value of total consideration transferred	$166,534,458

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Concession contracts	$90,653,467	9 years
- Technology	336,838	9 years
- Non-compete agreements	161,097	10 years
Cash and cash equivalents	3,840,983
Restricted cash	42,409,500
Fixed assets	6,795,102
Trade and other receivables and other assets	9,175,868
Short-term bank borrowings	(42,898,604)
Trade and other payables and other current liabilities	(10,631,163)
Deferred tax liabilities - non-current	(22,787,850)
Total identifiable net assets	$77,055,238
Noncontrolling interest	(2,403)
Goodwill	89,481,623
	$166,534,458
Cash flows arising on acquisition in 2010:
Cash and cash equivalents acquired	$3,840,983

Notes:

(a)                                 This amount represents the cash deposit of $40,000,000 paid in 2009 (see Note 11) and fair value of the portion of consideration payable to be settled in cash totalling $40,000,000 due in 2010 and 2011.  As of December 31, 2012, the consideration payable of $40,000,000 due in 2012 remains unpaid as a result of the litigation with the selling shareholders of DMG as set out in Note 18(c).

(b)                                 The Company issued 8,476,013 common shares in 2010 for the DMG Acquisition, 7,628,412 common shares of which has been released to the selling shareholders of DMG in 2010, while the remaining 847,601 common shares has not been released to the selling shareholders of DMG as of December 31, 2011 and 2012.

(c)                                  This amount represents fair value of the portion of consideration payable totalling $20,000,000, which pursuant to the agreement should be settled, at the election of the selling shareholders of DMG, either in cash or in common shares of the Company, in 2010 and 2011.  As of December 31, 2011 and 2012, the overdue consideration payable of $20,000,000 remains unpaid as a result of the litigation with the selling shareholders and former management of DMG as set out in Note 18(c).

The fair values of intangible assets were derived from a valuation report prepared with the assistance of an unrelated valuation expert.

The fair value of the 8,476,013 common shares issued as part of the consideration paid for DMG Acquisition was determined based on the closing market price of the Company’s common shares on the acquisition date, adjusted for lower liquidity of lock-up period of such shares.

The fair value of the trade and other receivables and other assets includes accounts receivable with a fair value of $3,719,694.  The gross amount due under the contracts is $3,923,478, of which $203,784 is expected to be uncollectible.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition.  None of the goodwill recognized is expected to be deductible for income tax purposes.

The fair value of the noncontrolling interest in DMG, a private entity, was estimated by applying the income approach and the market approach.  This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement.  Key assumptions include a discount rate of 16%, a terminal value based on long-term sustainable growth rates of 3%, and adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest in DMG.

Please refer to Note 18(c) for further details on the litigation with the selling shareholders and former management of DMG.